FINANCIAL RISK FACTORS	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK FACTORS
FINANCIAL RISK FACTORS

18.    FINANCIAL RISK FACTORS

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its cash and long-term debts. Cash and deposits bear interest at market rates. The Company’s debts are predominantly at fixed rates of interest. The Company does not use any derivative instruments to hedge against interest rate risk and believes that the change in interest rates will not have a significant impact on its financial results.